SUBSEQUENT EVENTS - Compensation Committee (Details) - Subsequent event	Feb. 28, 2022 USD ($) shares
Subsequent Event [Line Items]
Fair value of shares issued | $	$ 1,694,000
Class B ordinary shares | Yin Shenping [Member]
Subsequent Event [Line Items]
Number of shares issued	800,000
Class B ordinary shares | Chen Guangqiang [Member]
Subsequent Event [Line Items]
Number of shares issued	1,600,000